Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Expenses
Operating expenses	$ 832	$ 979
Interest expenses	4,968	3,394
Guarantee costs		54
Other expenses	664	2,077
Total accrued expenses	$ 6,464	$ 6,504